Summary of Significant Accounting Policies - Revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies
Stand-alone fair value as a percentage of gross selling price	3.00%
Revenue allocated to performance obligation	¥ 640,036	¥ 708,482
Amount charged to selling and marketing expenses	122,196	¥ 122,704
Liabilities related to unredeemed points	2,112,784		¥ 2,017,516
Vehicle sales
Summary of Significant Accounting Policies
Contract liabilities	¥ 6,236,488		¥ 6,349,012